MORGAN STANLEY DEAN WITTER HIGH YIELD
SECURITIES INC. Two World
Trade Center


New York, New
York
10048
(212)
392-1600
November 3, 2000
Securities and Exchange
Commission
450 Fifth Street, N.W.


Washington, D.C.  20549
Re: Morgan Stanley Dean Witter High Yield
Securities Inc. Rule 497(j) Filing
Dear Sir/Madam:
			On behalf of the Registrant, the
undersigned certifies that		the
form  of Prospectus and Statement  of
Additional
Information that would have been filed under
Section  497(c) would not have differed from
those contained in the text  of the Registrant's
most recent registration statement that was
filed  electronically  via EDGAR  with  the
Securities  and Exchange Commission on October
30, 2000.
							Very
truly yours, /s/  Lou Anne D. McInnis
Lou Anne D. McInnis


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